ADDITIONAL INFORMATION TO PROFIT OR LOSS ITEMS (Narrative) (Details) - CAD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 08, 2023	Apr. 15, 2024	Dec. 31, 2024	Dec. 31, 2023
Oranim Plus Pharm LTD. [Member]
Additional Information To Profit Or Loss Items [Line Items]
Percentage of acquisition		51.00%
Deconsolidation expenses		$ 2,734
Panaxia Logistics Ltd. [Member]
Additional Information To Profit Or Loss Items [Line Items]
Goodwill Impairment			$ 495
Sde Avraham Cultivation Facility [Member]
Additional Information To Profit Or Loss Items [Line Items]
Expense of restructuring activities				$ 617
Workforce Reduction Description	The Company reduced its workforce in Israel across all functions (including executives).